Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2020
Brumadinho dam failure
Summary of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31,	Impact on the	Present value	Disbursements	Translation	December 31,
	2019	income statement	adjustment	(i)	adjustment	2020
Global Settlement for Brumadinho	1,916	3,872	(5)	(1,325)	(469)	3,989
Provision for individual indemnification and other commitments	1,067	258	10	(504)	(245)	586
De-characterization of dams	2,489	617	36	(293)	(560)	2,289
Incurred expenses (ii)	—	510	—	(510)	—	—
	5,472	5,257	41	(2,632)	(1,274)	6,864

(i)  Disbursements include the release of judicial deposits in the amount of US$1,313  (R$6,900 million), of which US$274  (R$1,500 million) was released in the second quarter of 2020 and US$1,039  (R$5,400 million) will be released as provided in the Global Settlement. In 2019, the Company disbursed US$1,720  (R$6,885 million) in relation to the Brumadinho event. Of the total amount disbursed by the Company in 2019 and 2020, US$1,701  (R$7,777 million) is part of the total economic value of the Global Settlement.

(ii)  The Company has incurred expenses, which have been recognized straight to the income statement, in relation to communication services, accommodation and humanitarian assistance, equipment, legal services, water, food aid, taxes, among others. In 2019, the Company incurred expenses in the amount of US$730.

Summary of provisions related to dam failure

	December 31, 2020	December 31, 2019
Payment obligations (i)	2,343	—
Provision for socio-economic reparation and others	860	729
Provision for social and environmental reparation	786	1,187
	3,989	1,916

	December 31, 2020	December 31, 2019
Current liabilities	1,561	783
Non-current liabilities	2,428	1,133
Liabilities	3,989	1,916

(i)  As established in the Global Settlement, US$1,039  (R$5,400 million) in judicial deposits made by Vale in public civil actions due to the Dam I rupture will be released to the State of Minas Gerais to use in water security projects and to develop projects that will be proposed by the affected communities. Therefore, the provision already considers that these judicial deposits settled part of the obligations at December 31, 2020.